ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET

BOSTON, MASSACHUSETTS 02199

Phone: 617-951-7000

Fax: 617-951-7050

April 1, 2015	Harsha Pulluru
Phone: 617-951-7291
Fax: 617-235-0658
Harsha.Pulluru@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:          Baillie Gifford Funds (the “Trust”)

File Nos.  333-200831 and 811-10145

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended, and Amendment No. 20 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 4”), on behalf of the Trust, a Massachusetts business trust.

This Amendment No. 1 is being filed for the purposes of providing certain updates and implementing comments provided to us by Karen Rossotto, the Trust’s SEC staff reviewer, with respect to the Trust’s Registration Statement filed on December 10, 2014. We make reference to the Trust’s comment response letter filed on March 6, 2015 (the “Comment Response Letter”), and note that this Amendment No. 1 incorporates changes referenced in the Comment Response Letter as well additional language responsive to Item 4(b)(2)(i) of Form N-1A as requested by Ms. Rossotto subsequent to the filing of the Comment Response Letter. This Amendment No. 1 also includes performance and expense information that has been updated due to the passage of time.

No fees are required in connection with this filing.  If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7291.

Very truly yours,

/s/ Harsha Pulluru

Harsha Pulluru

Enclosures

cc:                      Angus N.G. Macdonald, Baillie Gifford Overseas Limited

George B. Raine, Esq.